Schedule of loan receivable (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of loan receivable:
Schedule of loan receivable

The outstanding balance under this loan receivable and the corresponding accrued interest receivable was as follows as of September 30, 2014:

September 30, 2014
Loan receivable	$ 877,500
Accrued interest	47,601
Total loan and interest receivable	$ 925,101